Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Grant of Equity Awards Policy
The Company’s Grant of Equity Awards Policy provides objective, standardized criteria for the timing, practices and procedures used in granting equity awards, including stock options. The Company’s policy prohibits it from purposely accelerating or delaying the public release of material nonpublic information in consideration of a pending equity award in order to allow the grantee to benefit from a more favorable stock price. The Company’s practice has been to grant equity awards, including stock options, on a predetermined schedule. Under the Policy, the Compensation Committee will award annual grants in March of each year and off-cycle grants will be made the first business day of February, May, August or November that next follows the date such grant is approved. In addition, the Company does not grant equity awards while it is subject to a blackout period, as such term is defined in the Company’s Policy Prohibiting Insider Trading (“Insider Trading Policy”), unless approved by the General Counsel and the CFO.

Award Timing Method	The Company’s Grant of Equity Awards Policy provides objective, standardized criteria for the timing, practices and procedures used in granting equity awards, including stock options. The Company’s policy prohibits it from purposely accelerating or delaying the public release of material nonpublic information in consideration of a pending equity award in order to allow the grantee to benefit from a more favorable stock price. The Company’s practice has been to grant equity awards, including stock options, on a predetermined schedule. Under the Policy, the Compensation Committee will award annual grants in March of each year and off-cycle grants will be made the first business day of February, May, August or November that next follows the date such grant is approved.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	The Company’s policy prohibits it from purposely accelerating or delaying the public release of material nonpublic information in consideration of a pending equity award in order to allow the grantee to benefit from a more favorable stock price.